Acquisition of Divested Products from the Watson/Actavis Merger (Allocation of Purchase Price) (Details) (Watson/Actavis Divestiture Products [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended		12 Months Ended
	Nov. 06, 2012	Nov. 06, 2012 IPR&D [Member]	Dec. 31, 2012 Developed products [Member]	Nov. 06, 2012 Developed products [Member]
Business Acquisition [Line Items]
Intangible asset related to developed products				$ 101,200
Intangible asset related to IPR&D products		14,300
Useful life of intangible assets			7 years
Total identifiable assets	115,500
Purchase price	110,000
Gain on bargain purchase	$ 5,500